Class K [Member] Investment Objectives and Goals - Class K - BlackRock New York Municipal Opportunities Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock New York Municipal Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BlackRock New York Municipal Opportunities Fund (the “Fund”) is to provide shareholders with income exempt from Federal income tax and New York State and New York City personal income taxes.